CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 4,772,000,000	$ 5,740,000,000	$ 5,672,000,000
Net income from discontinued operations	304,000,000	745,000,000	743,000,000
Net income from continuing operations	4,468,000,000	4,995,000,000	4,929,000,000
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities
Depreciation	546,000,000	493,000,000	490,000,000
Amortization	842,000,000	659,000,000	514,000,000
Loss (gain) on sale of non-strategic businesses and assets	18,000,000	1,000,000	(5,000,000)
Impairment of goodwill	724,000,000	0	0
Impairment of assets held for sale	270,000,000	219,000,000	0
Repositioning and other (gains) charges	(167,000,000)	239,000,000	844,000,000
Net payments for repositioning and other charges	(378,000,000)	(470,000,000)	(445,000,000)
NARCO Buyout payment	0	0	(1,325,000,000)
Resideo indemnification and reimbursement agreement termination payment	1,590,000,000	0	0
Asbestos liabilities divestiture payment	(1,428,000,000)	0	0
Pension and other postretirement income	(396,000,000)	(477,000,000)	(408,000,000)
Pension and other postretirement benefit payments	(20,000,000)	(32,000,000)	(35,000,000)
Stock compensation expense	196,000,000	189,000,000	197,000,000
Deferred income taxes	18,000,000	(229,000,000)	189,000,000
Other	144,000,000	(191,000,000)	(534,000,000)
Changes in assets and liabilities, net of the effects of acquisitions and divestitures
Accounts receivable	(825,000,000)	(129,000,000)	67,000,000
Inventories	(636,000,000)	(286,000,000)	(549,000,000)
Other current assets	(233,000,000)	(111,000,000)	224,000,000
Accounts payable	724,000,000	78,000,000	444,000,000
Accrued liabilities	1,325,000,000	233,000,000	270,000,000
Income taxes	(707,000,000)	(69,000,000)	(408,000,000)
Net cash provided by operating activities from continuing operations	6,075,000,000	5,112,000,000	4,459,000,000
Net cash provided by operating activities from discontinued operations	333,000,000	985,000,000	881,000,000
Net cash provided by operating activities	6,408,000,000	6,097,000,000	5,340,000,000
Cash flows from investing activities
Capital expenditures	(986,000,000)	(871,000,000)	(741,000,000)
Proceeds from disposals of property, plant and equipment	31,000,000	0	43,000,000
Increase in investments	(1,503,000,000)	(1,077,000,000)	(560,000,000)
Decrease in investments	1,469,000,000	870,000,000	971,000,000
(Payments) receipts from settlements of derivative contracts	(399,000,000)	94,000,000	6,000,000
Cash paid for acquisitions, net of cash acquired	(2,211,000,000)	(8,880,000,000)	(718,000,000)
Proceeds from sales of businesses, net of fees paid	1,157,000,000	0	4,000,000
Net cash used for investing activities from continuing operations	(2,442,000,000)	(9,864,000,000)	(995,000,000)
Net cash used for investing activities from discontinued operations	(269,000,000)	(293,000,000)	(298,000,000)
Net cash used for investing activities	(2,711,000,000)	(10,157,000,000)	(1,293,000,000)
Cash flows from financing activities
Proceeds from issuance of commercial paper and other short-term borrowings	24,297,000,000	13,838,000,000	12,991,000,000
Payments of commercial paper and other short-term borrowings	(22,815,000,000)	(11,578,000,000)	(13,663,000,000)
Proceeds from issuance of common stock	237,000,000	537,000,000	196,000,000
Proceeds from issuance of long-term debt	4,035,000,000	10,408,000,000	2,986,000,000
Payments of long-term debt	(2,909,000,000)	(1,812,000,000)	(1,731,000,000)
Repurchases of common stock	(3,804,000,000)	(1,655,000,000)	(3,715,000,000)
Cash dividends paid	(2,976,000,000)	(2,902,000,000)	(2,855,000,000)
Pre-separation funding	1,962,000,000	0	0
Spin-off cash	(449,000,000)	0	0
Other	469,000,000	3,000,000	28,000,000
Net cash (used for) provided by financing activities	(1,953,000,000)	6,839,000,000	(5,763,000,000)
Effect of foreign exchange rate changes on cash and cash equivalents	176,000,000	(137,000,000)	14,000,000
Net increase (decrease) in cash and cash equivalents	1,920,000,000	2,642,000,000	(1,702,000,000)
Cash and cash equivalents at beginning of period	10,567,000,000	7,925,000,000	9,627,000,000
Cash and cash equivalents at end of period	$ 12,487,000,000	$ 10,567,000,000	$ 7,925,000,000